Loans Payable (Tables)	6 Months Ended
Jun. 30, 2023
Loans Payable [Abstract]
Schedule of Loans Payable	At June 30, 2023 and December 31, 2022, loans payable consisted of the following:
	June 30,	December 31,
	2023	2022
Hire purchases - Motor Vehicle	$262,961	$286,329
Term loan I	480,461	594,070
Term loan II	704,400	1,028,645
Short-term loan	162,229	175,783
	1,610,051	2,084,827
Less current portion	(1,381,760)	(1,611,069)
Long-term loans payable	$228,291	$473,758

Schedule of Future Minimum Lease Payments	Future minimum lease payments under hire purchases that have initial non-cancellable lease terms in excess of one year as of June 30, 2023 were as follows:
Finance leases
Periods Ended June 30,
2024	$54,242
2025	54,242
2026	54,242
2027	54,242
2028	54,242
Thereafter	32,369
$303,579
Less: Imputed interest	(40,618)
Hire purchases liabilities	$262,961

Hire purchases liabilities – current	$34,670
Hire purchases liabilities – non-current	$228,291